Share Capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity Financing [Line Items]
Stock Repurchased Authorization	35,145,504
Repurchased Shares Price Per Share	$ 4.89	$ 4.17
Other (loss) gain (note 12)	$ (3.7)	$ 5.1
Share capital [Member]
Equity Financing [Line Items]
Shares repurchased and cancelled (in shares)	1,133,561	2,748,352
Expected cash outflow on redemption or repurchase of puttable financial instruments	$ 5.5	$ 10.7
Other (loss) gain (note 12)		5.2
Dividend reinvestment plan and share purchase plan (in shares)	1,186,205
Dividend reinvestment plan and share purchase plan (ii)	$ 10.0
Shares Repurchased		$ 11.4
Share capital [Member] | Employee Share Purchase Plan [Member]
Equity Financing [Line Items]
Dividend reinvestment plan and share purchase plan (ii)	$ 8.3